Insurance Contracts - Summary of Other Comprehensive Income of Financial Instruments Relating To Insurance Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Changes In Other Comprehensive Income Of Financial Instruments Relating To Insurance Contracts For Which Modified Retrospective Approach Has Been Applied [Line Items]
Income tax effect	₩ (474,560)	₩ 1,139,335	₩ 772,435
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied
Disclosure In Tabular Form Of Changes In Other Comprehensive Income Of Financial Instruments Relating To Insurance Contracts For Which Modified Retrospective Approach Has Been Applied [Line Items]
Beginning	(424,129)	(545,629)
Changes due to fair value measurement	(274,199)	153,390
Changes due to reclassification to profit or loss	15,311	11,691
Income tax effect	77,533	(43,581)
Ending	₩ (605,484)	₩ (424,129)	₩ (545,629)